13.Employee benefits (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Employee Benefits
Accrued vacation pay	$ 648	$ 660
Profit sharing	19	16
Employees variable compensation program	328	655
Voluntary Severance Program (PDV)	969	140
Salaries and related charges	358	212
Total	627	38
Current	668	887
Non-current	$ 627	$ 38